Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events	9. SUBSEQUENT EVENTS During the period from January 1, 2014 to March 20, 2014, contributions of $480,000 were made to the Partnership and withdrawals of $2,773,855 were made from the Partnership.